Loans (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans [Abstract]
Household loans	₩ 120,832,081	₩ 111,590,777
Corporate loans	152,164,476	139,989,642
Public and other loans	2,831,026	2,297,631
Loans to banks	3,585,563	2,969,784
Card receivables	22,447,614	20,640,857
Loans Receivable, Gross, Total		277,488,691
Discount	(23,588)	(44,936)
Deferred loan origination costs and fees		432,615	₩ 395,394
Loans Receivable before Allowance for credit losses, Total		277,876,370
Allowance for credit losses	₩ (2,725,068)	(2,310,604)
Loans Receivable, Net, Total		₩ 275,565,766